Adoption of Long-Duration Targeted Improvements - Statement of Operations (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Premiums	$ 26		$ 24	$ 88	$ 99
Policy charges and fee income	434		438	646	509
Investment and derivative related losses, net	(50)		(242)	(929)	(76)
Total revenues	908		754	395	1,310
Benefits and losses	161		349	307	521
Change in market risk benefits	2		0	(305)	(295)
Amortization value of business acquired and deferred acquisition costs	24		(43)	55	61
Insurance operating costs and other expenses	212		232	334	301
Total benefits, losses and expenses	399		538	391	588
Income before income taxes	509		216	4	722
Provision for income taxes	88		30	(39)	107
Net income	421	$ 421	$ 186	$ 43	615
Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Premiums	31				109
Policy charges and fee income	410				506
Investment and derivative related losses, net	(20)				(10)
Total revenues	919				1,383
Benefits and losses	285				606
Change in market risk benefits	0				0
Amortization value of business acquired and deferred acquisition costs	90				79
Insurance operating costs and other expenses	213
Total benefits, losses and expenses	588				986
Income before income taxes	331				397
Provision for income taxes	51				38
Net income	280				359
Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Premiums	(5)				(10)
Policy charges and fee income	24				3
Investment and derivative related losses, net	(30)				(66)
Total revenues	(11)				(73)
Benefits and losses	(124)				(85)
Change in market risk benefits	2				(295)
Amortization value of business acquired and deferred acquisition costs	(66)				(18)
Insurance operating costs and other expenses	(1)
Total benefits, losses and expenses	(189)				(398)
Income before income taxes	178				325
Provision for income taxes	37				69
Net income	$ 141				$ 256